Group Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Intangible assets	£ 129,075	£ 115,625
Property, plant and equipment	4,867	4,953
Investments in associates and joint ventures	2,020	1,948
Retirement benefit assets	1,000	918
Deferred tax assets	682	611
Trade and other receivables	241	210
Investments held at fair value	121	50
Derivative financial instruments	131	243
Total non-current assets	138,137	124,558
Inventories	5,671	5,279
Income tax receivable	149	117
Trade and other receivables	4,367	3,951
Investments held at fair value	579	456
Derivative financial instruments	430	182
Cash and cash equivalents	3,446	2,809
Total current assets other than non-current assets classified as held for sale	14,642	12,794
Assets classified as held-for-sale	767	13
Total current assets	15,409	12,807
Total assets	153,546	137,365
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	26,628	26,622
Other reserves	2,655	(6,032)
Retained earnings	44,081	44,212
In respect of assets held-for-sale	(295)	0
Owners of the parent	73,683	65,416
Perpetual hybrid bonds	1,685	1,685
Non-controlling interests	342	300
Total equity	75,710	67,401
Liabilities
Non-current borrowings	38,726	35,666
Retirement benefit liabilities	949	1,239
Deferred tax liabilities	18,428	16,462
Other provisions for liabilities	434	392
Trade and other payables	944	982
Derivative financial instruments	502	79
Non-current liabilities	59,983	54,820
Current borrowings	4,413	3,992
Income tax payable	1,049	879
Other provisions for liabilities	1,087	461
Trade and other payables	10,449	9,577
Derivative financial instruments	427	235
Current liabilities other than liabilities included in disposal groups classified as held for sale	17,425	15,144
Liabilities classified as held for sale	428	0
Current liabilities	17,853	15,144
Total equity and liabilities	£ 153,546	£ 137,365